Expenses by nature (Footnotes) (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Card issuer costs	R$ 5,944,684	R$ 4,805,474	R$ 4,505,290
Card scheme fees	1,105,432	969,193	882,091
Key management personnel compensation, other long-term employee benefits	149,415	109,901	79,447
Early payment of receivables	491,654	953,509	1,233,045
Amount of interests on deposits	2,886,126	2,060,109	1,573,293
Interest of borrowings	174,941	15,208	32,700
Amount of losses on digital accounts	345,798	393,869	430,895
Capitalization of LTIP and LTIP goals	98,767	89,223	56,698
Unauthorized transations	110,281	109,307	R$ 553,592
Loss due to unauthorized transactions		32,872
Provision of POS devices	R$ 163,891	R$ 246,770